UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2011

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [X]  is a restatement.
                                       [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            EnTrust Capital Inc.
Address:         126 East 56th Street
                 22nd Floor
                 New York, NY 10022

Form 13F File Number: 28-6444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Fife
Title:   Managing Partner/Portfolio Manager
Phone:   (212) 446-2570

Signature, Place, and Date of Signing:

/s/ Mark Fife                   New York, NY                     July 12, 2011
--------------                  -------------                    -------------
[Signature]                     [City, State]                       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                         Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                        2*

Form 13F Information Table Entry Total:                 103

Form 13F Information Table Value Total:            $ 451,899

                                                   (thousands)




List of Other Included Managers:

EnTrust Partners LLC
Form 13F File Number 28-04371

EnTrust Partners Offshore LLC
Form 13F File Number 28-05427


* The institutional investment manager filing this report is affiliated with and under common ownership and control with both of the firms identified above as "Other Included Managers." EnTrust Capital Inc. is identified as Manager 1, EnTrust Partners LLC is identified as Manager 2 and EnTrust Partners Offshore LLC is identified as Manager 3 in column 9 in the attached information table.


                                   TITLE OF          MARKET VALUE  SHARES/ SH/  PUT/  INVESTMENT
NAME OF ISSUER                     CLASS     CUSIP      (X1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGER      SOLE    SHARED   NONE

Apple Inc                          COM       037833100      406      1,164 SH           OTHER      1                      1,164
BANK OF AMERICA CORP COM STK       COM       060505104    2,710    203,281 SH           OTHER      1                    203,281
BANK OF AMERICA CORP COM STK       COM       060505104    7,242    543,300 SH           SOLE       2       543,300
BANK OF AMERICA CORP COM STK       COM       060505104    1,677    125,800 SH           SOLE       3       125,800
Berkshire Hathaway Inc Cl A        COM       084670108    5,263         42 SH           OTHER      1                         42
CAREFUSION CP                      COM       14170t101    1,743     61,823 SH           OTHER      1                     61,823
CAREFUSION CP                      COM       14170T101    7,589    269,100 SH           SOLE       2       269,100
CAREFUSION CP                      COM       14170T101    1,754     62,200 SH           SOLE       3        62,200
CITIGROUP INC COM STK              COM       172967101    1,314    297,231 SH           OTHER      1                    297,231
CITIGROUP INC COM STK              COM       172967101    5,188  1,173,700 SH           SOLE       2     1,173,700
CITIGROUP INC COM STK              COM       172967101    1,200    271,400 SH           SOLE       3       271,400
COCA-COLA ENTERPRISES INC ATL
  COM STK                          COM       19122t109    1,468     53,758 SH           OTHER      1                     53,758
COCA-COLA ENTERPRISES INC ATL
  COM STK                          COM       19122T109    3,511    128,600 SH           SOLE       2       128,600
COCA-COLA ENTERPRISES INC ATL
  COM STK                          COM       19122T109      824     30,200 SH           SOLE       3        30,200
COTT CORP CAD COM                  COM       22163n106    1,281    152,461 SH           OTHER      1                    152,461
COTT CORP CAD COM                  COM       22163N106    6,774    806,457 SH           SOLE       2       806,457
COTT CORP CAD COM                  COM       22163N106    1,567    186,500 SH           SOLE       3       186,500
COVIDIEN PLC                       COM       g2554f113    2,701     51,996 SH           OTHER      1                     51,996
COVIDIEN PLC                       COM       G2554F113      696     13,400 SH           SOLE       2        13,400
COVIDIEN PLC                       COM       G2554F113    2,737     52,700 SH           SOLE       3        52,700
CROWN HOLDINGS INC COM STK         COM       228368106    4,150    107,576 SH           OTHER      1                    107,576
CROWN HOLDINGS INC COM STK         COM       228368106   14,994    388,658 SH           SOLE       2       388,658
CROWN HOLDINGS INC COM STK         COM       228368106    3,470     89,951 SH           SOLE       3        89,951
CSX CORP COM                       COM       126408103      884     11,242 SH           OTHER      1                     11,242
CSX CORP COM                       COM       126408103    2,688     34,200 SH           SOLE       2        34,200
CSX CORP COM                       COM       126408103      621      7,900 SH           SOLE       3         7,900
CVS CAREMARK CORP COM STK          COM       126650100    3,476    101,281 SH           OTHER      1                    101,281
CVS CAREMARK CORP COM STK          COM       126650100   13,045    380,100 SH           SOLE       2       380,100
CVS CAREMARK CORP COM STK          COM       126650100    3,024     88,100 SH           SOLE       3        88,100
DIAGEO PLC ADR                     COM       25243q205    1,549     20,319 SH           OTHER      1                     20,319
DIAGEO PLC ADR                     COM       25243Q205    4,300     56,406 SH           SOLE       2        56,406
DIAGEO PLC ADR                     COM       25243Q205      991     13,000 SH           SOLE       3        13,000
DOMINOS PIZZA                      COM       25754A201    2,228    120,914 SH           SOLE       2       120,914
DOMINOS PIZZA                      COM       25754A201      516     28,000 SH           SOLE       3        28,000
EBAY INC COM STK                   COM       278642103    1,598     51,500 SH           SOLE       2        51,500
EBAY INC COM STK                   COM       278642103      366     11,800 SH           SOLE       3        11,800
EXCO RESOURCES INC COM             COM       269279402    2,264    109,600 SH           SOLE       2       109,600
EXCO RESOURCES INC COM             COM       269279402      523     25,300 SH           SOLE       3        25,300
FORTUNE BRANDS INC COM             COM       349631101    2,308     37,300 SH           SOLE       2        37,300
FORTUNE BRANDS INC COM             COM       349631101      532      8,600 SH           SOLE       3         8,600
GOODYEAR TIRE & RUBR CO COM STK    COM       382550101    1,039     69,354 SH           OTHER      1                     69,354
GOODYEAR TIRE & RUBR CO COM STK    COM       382550101    1,813    121,000 SH           SOLE       2       121,000
GOODYEAR TIRE & RUBR CO COM STK    COM       382550101      435     29,050 SH           SOLE       3        29,050
HENRY SCHEIN INC                   COM       806407102   90,096  1,283,969 SH           OTHER      1                  1,283,969
HEWLETT-PACKARD CO COM STK         COM       428236103    3,060     74,700 SH           OTHER      1                     74,700
HEWLETT-PACKARD CO COM STK         COM       428236103   11,238    274,300 SH           SOLE       2       274,300
HEWLETT-PACKARD CO COM STK         COM       428236103    2,602     63,500 SH           SOLE       3        63,500
INGERSOLL-RAND COMPANY LTD BE
  COM STK                          COM       G47791101    6,449    133,500 SH           SOLE       2       133,500
INGERSOLL-RAND COMPANY LTD BE
  COM STK                          COM       G47791101    1,498     31,000 SH           SOLE       3        31,000
iShares S&P Cal AMT Free Muni      COM       464288356      394      3,900 SH           OTHER      1                      3,900
JPMORGAN CHASE & CO COM            COM       46625h100    3,846     83,422 SH           OTHER      1                     83,422
JPMORGAN CHASE & CO COM            COM       46625H100   10,889    236,200 SH           SOLE       2       236,200
JPMORGAN CHASE & CO COM            COM       46625H100    2,536     55,000 SH           SOLE       3        55,000
KRAFT FOODS INC                    COM       50075n104    2,720     86,738 SH           OTHER      1                     86,738
KRAFT FOODS INC                    COM       50075N104    8,661    276,200 SH           SOLE       2       276,200
KRAFT FOODS INC                    COM       50075N104    2,032     64,800 SH           SOLE       3        64,800
LINCOLN EDUCATIONAL SERVICES
  C COM STK                        COM       533535100    1,778    111,904 SH           SOLE       2       111,904
LINCOLN EDUCATIONAL SERVICES
  C COM STK                        COM       533535100      416     26,200 SH           SOLE       3        26,200
MASTERCARD INC CL A COM STK        COM       57636q104    2,066      8,206 SH           OTHER      1                      8,206
MASTERCARD INC CL A COM STK        COM       57636Q104    6,916     27,474 SH           SOLE       2        27,474
MASTERCARD INC CL A COM STK        COM       57636Q104    1,629      6,472 SH           SOLE       3         6,472
METHANEX CAD COM                   COM       59151k108    2,158     69,093 SH           OTHER      1                     69,093
METHANEX CAD COM                   COM       59151K108    7,615    243,850 SH           SOLE       2       243,850
METHANEX CAD COM                   COM       59151K108    1,791     57,347 SH           SOLE       3        57,347
MFA FINANCIAL INC COM STK          COM       55272x102    1,626    198,325 SH           OTHER      1                    198,325
MFA FINANCIAL INC COM STK          COM       55272X102    5,006    610,500 SH           SOLE       2       610,500
MFA FINANCIAL INC COM STK          COM       55272X102    1,159    141,300 SH           SOLE       3       141,300
MOLSON COORS BREWING               COM       60871r209    3,447     73,508 SH           OTHER      1                     73,508
MOLSON COORS BREWING               COM       60871R209   12,740    271,700 SH           SOLE       2       271,700
MOLSON COORS BREWING               COM       60871R209    2,949     62,900 SH           SOLE       3        62,900
NALCO HOLDING CO                   COM       62985Q101    6,395    234,166 SH           SOLE       2       234,166
NALCO HOLDING CO                   COM       62985Q101    1,475     54,000 SH           SOLE       3        54,000
ORACLE CORP COM STK                COM       68389x105    2,943     88,021 SH           OTHER      1                     88,021
ORACLE CORP COM STK                COM       68389X105    7,944    237,600 SH           SOLE       2       237,600
ORACLE CORP COM STK                COM       68389X105    1,854     55,450 SH           SOLE       3        55,450
PEP BOYS-MANNY MOE & JACK
  COM STK                          COM       713278109    3,119    245,375 SH           OTHER      1                    245,375
PEP BOYS-MANNY MOE & JACK
  COM STK                          COM       713278109   10,515    827,303 SH           SOLE       2       827,303
PEP BOYS-MANNY MOE & JACK
  COM STK                          COM       713278109    2,430    191,200 SH           SOLE       3       191,200
Raytheon Co                        COM       755111507      249      4,888 SH           OTHER      1                      4,888
SERVICE CORP INTL COM STK          COM       817565104    5,261    475,689 SH           OTHER      1                    475,689
SERVICE CORP INTL COM STK          COM       817565104   11,021    996,507 SH           SOLE       2       996,507
SERVICE CORP INTL COM STK          COM       817565104    2,550    230,550 SH           SOLE       3       230,550
SIEMENS AG MUENCHEN ADR            COM       826197501    2,068     15,055 SH           OTHER      1                     15,055
SIEMENS AG MUENCHEN ADR            COM       826197501    1,703     12,400 SH           SOLE       2        12,400
SIEMENS AG MUENCHEN ADR            COM       826197501      398      2,900 SH           SOLE       3         2,900
SLM CORP COM STK                   COM       78442p106    1,918    125,375 SH           OTHER      1                    125,375
SLM CORP COM STK                   COM       78442P106    3,147    205,700 SH           SOLE       2       205,700
SLM CORP COM STK                   COM       78442P106      727     47,500 SH           SOLE       3        47,500
SPDR Ser 1                         COM       78462f103    1,136      8,570 SH           OTHER      1                      8,570
SunTrust Banks Inc                 COM       867914103      288     10,000 SH           OTHER      1                     10,000
TARGET CORP COM STK                COM       87612e106    3,908     78,147 SH           OTHER      1                     78,147
TARGET CORP COM STK                COM       87612E106   12,017    240,300 SH           SOLE       2       240,300
TARGET CORP COM STK                COM       87612E106    2,776     55,500 SH           SOLE       3        55,500
Te Connectivity Ltd Reg            COM       h84989104    1,616     46,413 SH           OTHER      1                     46,413
TELEFLEX INC COM STK               COM       879369106    3,383     58,340 SH           OTHER      1                     58,340
TELEFLEX INC COM STK               COM       879369106   11,200    193,170 SH           SOLE       2       193,170
TELEFLEX INC COM STK               COM       879369106    2,583     44,550 SH           SOLE       3        44,550
Unilever NV NY                     COM       904784709    3,032     96,676 SH           OTHER      1                     96,676
Vanguard Intl Equity Index Fun     COM       922042858    2,105     43,000 SH           OTHER      1                     43,000
WELLPOINT INC                      COM       94973v107    4,203     60,227 SH           OTHER      1                     60,227
WELLPOINT INC                      COM       94973V107   10,666    152,825 SH           SOLE       2       152,825
WELLPOINT INC                      COM       94973V107    2,488     35,650 SH           SOLE       3        35,650
Wiley John & Sons Inc Cl A         COM       968223206    3,005     59,100 SH           OTHER      1                     59,100
                                                        451,899